Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Operating Leased Assets [Line Items]
Minimum rent	$ 143,050	$ 143,958	$ 145,788
Contingent rent	971	942	567
Sublease income	(1,197)	(1,170)	(1,145)
Total	142,824	$ 143,730	$ 145,210
2014	153,334
2015	127,184
2016	97,447
2017	74,236
2018	53,686
Thereafter	169,981
Total minimum operating lease payments	$ 675,868
Retail Site [Member]
Operating Leased Assets [Line Items]
Leases subject to renewal options, percentage	54.00%
Office Building [Member]
Operating Leased Assets [Line Items]
Average lease terms	10 years
Minimum [Member] | Office Building [Member]
Operating Leased Assets [Line Items]
Operating Leases General Minimum Lease Terms	5 years
Minimum [Member] | Retail Site [Member]
Operating Leased Assets [Line Items]
Operating Leases General Minimum Lease Terms	5 years
Maximum [Member] | Office Building [Member]
Operating Leased Assets [Line Items]
Operating Leases General Minimum Lease Terms	20 years
Maximum [Member] | Retail Site [Member]
Operating Leased Assets [Line Items]
Operating Leases General Minimum Lease Terms	10 years